Acquisition of TruPet LLC and Bona Vida, Inc. (Q2)	6 Months Ended
Jun. 30, 2019
Acquisition of TruPet LLC and Bona Vida, Inc. [Abstract]
Acquisition of TruPet LLC and Bona Vida, Inc.
Note 2 - Acquisition of TruPet LLC and Bona Vida, Inc.

On May 6, 2019, the Company completed the acquisitions through the issuance of shares of Common Stock, par value $0.001 of the Company (the “Common Stock”).  Following the completion of the acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida.  TruPet is a North American online seller of pet foods, pet nutritional products and related pet supplies. Bona Vida is an emerging hemp based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space. The completion of the acquisitions has created a vertically integrated pet wellness company providing high-quality raw CBD infused and non-CBD infused food, treats and supplements in addition to dental care products and accessories for pets and their human parents.

Based upon the guidance described in ASC 805-10-25-4 and 5, TruPet LLC has been determined to be the accounting acquirer.  As such, the historical financial statements are those of TruPet, and TruPet’s equity has been re-cast to reflect shares of Common Stock received in the acquisitions.

At the closing of the TruPet transaction, the Company issued 15,027,533 shares of Common Stock in exchange for the remaining 93% of the outstanding interests in TruPet.  BCC had acquired the initial 7% of TruPet in December 2018.  Immediately after the consummation of the acquisitions, the TruPet members, in the aggregate, owned 38% of the combined company.  The Company retired 914,919 TruPet Member Units (equivalent to 1,011,748 Common Shares) owned by Better Choice Company as part of the acquisition.

Bona Vida did not meet the definition of a business and therefore asset acquisition accounting was applied.  At the closing of the Bona Vida transaction, the Company issued 18,003,274 shares of Common Stock in exchange for 100% of the outstanding shares of Bona Vida.  Immediately after the consummation of the acquisitions, the Bona Vida stockholders, in the aggregate, owned 46% of the combined company.

Better Choice Company did not meet the definition of a business and therefore asset acquisition accounting was applied.  The fair value of Better Choice Company’s net liabilities and redeemable preferred stock acquired by TruPet is estimated to be $19.5 million.  The estimated purchase price has been allocated based on a preliminary estimate of the fair value of Better Choice Company assets acquired and liabilities assumed and redeemable preferred stock assumed with the remainder recorded as an expense.  The loss on acquisition of Better Choice Company assets was $38.2 million.

The fair value of Bona Vida’s net assets acquired is estimated to be $1.0 million.  The estimated purchase price has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities.  The excess of the consideration paid over the net assets acquired has been recorded as an expense.  The loss on acquisition of Bona Vida’s assets was $107.0 million.

On May 6, 2019, the fair value of the following assets and liabilities were acquired:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Assets
Current Assets
Cash and cash equivalents	$1,546	$384	$1,930
Restricted cash		25	25
Accounts receivable		30	30
Intercompany receivables	6,161	38	6,199
Inventories		193	193
Prepaid expenses and other current assets	52	347	399
Total Current Assets	7,759	1,017	8,776
Intangible assets, net of amortization	986		986
Other assets		74	74
Total Assets	$8,745	$1,091	$9,836

Liabilities and Redeemable Preferred Stock
Current Liabilities
Warrant derivative liability	$2,111	$-	$2,111
Accounts payable & accrued liabilities	2,071	69	2,140
Long term debt, current portion	6,200		6,200
Total Current Liabilities	$10,382	$69	$10,451
Total Liabilities	$10,382	$69	$10,451

Redeemable Series E Preferred Stock	$20,059	$-	$20,059